Organization and Description of Business (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Organization and Description of Business
Accumulated deficit		$ 111,241		$ 32,056	$ 103,494	$ 32,056
Net loss		$ 7,747	$ 9,592	$ 25,738	60,360	$ 25,700
Cash and cash equivalents					99,800
Proceeds from issuance of ordinary shares upon closing of business combination			$ 56,683		56,683
Aggregate purchase price	$ 75,800				$ 59,724